DIVIDENDS PAID AND PROPOSED (Tables)	12 Months Ended
Dec. 31, 2024
Dividends Paid And Proposed
Schedule of declared dividends paid or payable to non-controlling interests
During 2024, 2023 and 2022, certain subsidiaries of the Company declared dividends, of which a portion was paid, payable to non-controlling interests as shown in the table below:

Name of subsidiary	2024	2023	2022

VIP Kazakhstan Holding AG *	61	30	—
VIP Kyrgyzstan Holding AG	5	—	—
TNS Plus LLP	17	15	11
Other	—	—	3
Total dividends declared to non-controlling interests	83	45	14
* The dividends declared were set-off against loan receivable from the non-controlling interests in 2024 and 2023.